SEG Partners Long/Short Equity Fund

Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 83.6%	Shares	Value
Building Products - 1.9%
Fortune Brands Innovations, Inc.	53,512	$2,918,544
Capital Markets - 1.3%
Blue Owl Capital, Inc. - Class A	106,993	2,070,315
Commercial Services & Supplies - 1.1%
Rollins, Inc.	28,697	1,643,477
Construction & Engineering - 1.8%
Quanta Services, Inc.	7,068	2,870,527
Construction Materials - 3.9%
Martin Marietta Materials, Inc.	10,635	6,113,849
Containers & Packaging - 1.8%
Packaging Corp. of America	14,195	2,750,281
Electronic Equipment, Instruments & Components - 12.4%
Amphenol Corp. - Class A	22,701	2,417,883
CDW Corp./DE	38,997	6,800,297
Teledyne Technologies, Inc. (a)	5,791	3,190,957
Trimble, Inc. (a)	81,809	6,862,957
		19,272,094
Entertainment - 6.2%
Live Nation Entertainment, Inc. (a)	65,966	9,743,178
Financial Services - 2.8%
Corpay, Inc. (a)	13,529	4,370,543
Health Care Equipment & Supplies - 4.4%
IDEXX Laboratories, Inc. (a)	2,926	1,563,391
STERIS PLC	23,632	5,352,412
		6,915,803
Health Care Providers & Services - 4.3%
Labcorp Holdings, Inc.	25,892	6,733,991
Household Durables - 8.5%
Garmin Ltd.	10,606	2,320,169
Mohawk Industries, Inc. (a)	10,596	1,213,348
Somnigroup International, Inc.	135,067	9,776,149
		13,309,666
Insurance - 4.3%
Brown & Brown, Inc.	67,132	6,133,851
Cincinnati Financial Corp.	3,421	504,632
		6,638,483
Life Sciences Tools & Services - 1.1%
Bio-Techne Corp.	31,143	1,704,456
Machinery - 3.7%
Westinghouse Air Brake Technologies Corp.	30,152	5,790,692
Metals & Mining - 1.6%
Newmont Corp.	41,247	2,561,439

SEG Partners Long/Short Equity Fund

Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 83.6% (continued)		Shares	Value
Offices of Other Holding Companies - 5.7%
VIKING HOLDINGS Ltd. ORD SHS (a)		151,174	$8,876,937
Professional Services - 5.3%
Dayforce, Inc. (a)		17,273	996,134
Paychex, Inc.		50,182	7,242,768
			8,238,902
Real Estate Management & Development - 2.7%
Jones Lang LaSalle, Inc. (a)		15,627	4,224,916
Software - 2.6%
PTC, Inc. (a)		19,123	4,107,812
Specialty Retail - 6.2%
Tractor Supply Co.		148,764	8,472,110
Williams-Sonoma, Inc.		6,107	1,142,314
			9,614,424
TOTAL COMMON STOCKS (Cost $119,378,305)			130,470,329

PURCHASED OPTIONS - 2.2%(a)	Notional Amount	Contracts	Value
Call Options - 1.9%
Cloudflare, Inc., Expiration: 01/15/2027; Exercise Price: $115.00 (b)(c)	$664,576	32	354,400
Estee Lauder Cos., Inc., Expiration: 01/15/2027; Exercise Price: $60.00 (b)(c)	1,456,104	156	621,660
FMC Corp., Expiration: 01/15/2027; Exercise Price: $50.00 (b)(c)	780,800	200	72,000
Mrk Gr 12/17/27 C100, Counterparty: Over the Counter, Expiration: 12/17/2027; Exercise Price: $100.00	1,009,946	80	218,116
Newmont Corp., Expiration: 01/15/2027; Exercise Price: $65.00 (b)(c)	5,638,680	908	901,190
Polaris, Inc., Expiration: 01/15/2027; Exercise Price: $40.00 (b)(c)	2,031,744	384	710,400
VF Corp., Expiration: 01/15/2027; Exercise Price: $17.50 (b)(c)	1,068,864	912	149,568
Total Call Options			3,027,334
Put Options - 0.3%(b)(c)
Eli Lilly & Co., Expiration: 12/18/2026; Exercise Price: $510.00	2,220,210	30	67,500
iShares Russell 2000 ETF, Expiration: 08/15/2025; Exercise Price: $205.00	14,216,472	648	47,952
NVIDIA Corp., Expiration: 06/18/2026; Exercise Price: $190.00	1,583,043	89	264,998
Total Put Options			380,450
TOTAL PURCHASED OPTIONS (Cost $2,587,337)			3,407,784
TOTAL INVESTMENTS - 85.8% (Cost $121,965,642)			133,878,113
Other Assets in Excess of Liabilities - 14.2%			22,204,027
TOTAL NET ASSETS - 100.0%			$156,082,140

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.

SEG Partners Long/Short Equity Fund

Schedule of Investments (continued)
Securities Sold Short
July 31, 2025 (Unaudited)

COMMON STOCKS - (55.8)%	Shares	Value
Aerospace & Defense - (0.9)%
Axon Enterprise, Inc.	(600)	$(453,294)
Boeing Co.	(1,305)	(289,501)
Textron, Inc.	(9,082)	(706,307)
		(1,449,102)
Air Freight & Logistics - (0.7)%
United Parcel Service, Inc. - Class B	(13,132)	(1,131,453)
Automobiles - (1.7)%
Ferrari NV	(534)	(236,770)
Tesla, Inc.	(7,667)	(2,363,506)
		(2,600,276)
Beverages - (2.4)%
Anheuser-Busch InBev SA/NV - ADR	(4,992)	(287,889)
Coca-Cola Co.	(14,768)	(1,002,600)
Monster Beverage Corp.	(24,890)	(1,462,287)
PepsiCo, Inc.	(7,322)	(1,009,850)
		(3,762,626)
Broadline Retail - (0.5)%
eBay, Inc.	(8,221)	(754,277)
Building Products - (1.7)%
Carlisle Cos., Inc.	(3,874)	(1,374,147)
Masco Corp.	(10,858)	(739,755)
Trex Co., Inc.	(9,258)	(594,734)
		(2,708,636)
Capital Markets - (2.6)%
Ares Management Corp. - Class A	(3,465)	(642,861)
Blackstone, Inc.	(11,238)	(1,943,725)
T Rowe Price Group, Inc.	(13,897)	(1,409,851)
		(3,996,437)
Chemicals - (0.3)%
International Flavors & Fragrances, Inc.	(6,445)	(457,788)
Commercial Services & Supplies - (0.7)%
Cintas Corp.	(3,586)	(798,064)
Copart, Inc.	(6,038)	(273,703)
		(1,071,767)
Construction & Engineering - (0.8)%
Comfort Systems USA, Inc.	(1,773)	(1,246,951)
Consumer Staples Distribution & Retail - (1.6)%
Alimentation Couche-Tard, Inc.	(12,574)	(654,825)
Performance Food Group Co.	(4,907)	(492,663)
Walmart, Inc.	(13,078)	(1,281,382)
		(2,428,870)
Containers & Packaging - (1.0)%
Graphic Packaging Holding Co.	(14,626)	(327,038)
International Paper Co.	(26,472)	(1,237,301)
		(1,564,339)

SEG Partners Long/Short Equity Fund

Schedule of Investments (continued)
 Securities Sold Short
July 31, 2025 (Unaudited)

COMMON STOCKS - (55.8)% (continued)	Shares	Value
Distributors - (1.3)%
Pool Corp.	(6,475)	$(1,995,206)
Diversified Consumer Services - (0.8)%
Duolingo, Inc.	(3,684)	(1,276,690)
Electrical Equipment - (0.3)%
Rockwell Automation, Inc.	(1,339)	(470,940)
Ground Transportation - (0.4)%
Ryder System, Inc.	(3,831)	(680,807)
Health Care Equipment & Supplies - (0.9)%
Becton Dickinson & Co.	(3,350)	(597,137)
ResMed, Inc.	(2,720)	(739,677)
		(1,336,814)
Health Care Providers & Services - (1.5)%
Cardinal Health, Inc.	(2,730)	(423,751)
DaVita, Inc.	(7,663)	(1,075,655)
UnitedHealth Group, Inc.	(3,449)	(860,732)
		(2,360,138)
Hotels, Restaurants & Leisure - (7.7)%
Airbnb, Inc. - Class A	(12,312)	(1,630,232)
Brinker International, Inc.	(3,008)	(474,061)
Carnival Corp.	(27,120)	(807,362)
DoorDash, Inc. - Class A	(1,968)	(492,492)
Dutch Bros, Inc. - Class A	(7,365)	(436,524)
Marriott International, Inc./MD - Class A	(3,139)	(828,162)
McDonald's Corp.	(2,108)	(632,548)
Norwegian Cruise Line Holdings Ltd.	(32,407)	(828,323)
Planet Fitness, Inc. - Class A	(7,741)	(845,240)
Restaurant Brands International, Inc.	(15,824)	(1,073,817)
Royal Caribbean Cruises Ltd.	(367)	(116,658)
Starbucks Corp.	(27,570)	(2,458,141)
Yum China Holdings, Inc.	(29,558)	(1,379,767)
		(12,003,327)
Household Products - (0.9)%
Clorox Co.	(3,637)	(456,661)
Procter & Gamble Co.	(5,842)	(879,046)
		(1,335,707)
Industrial Conglomerates - (1.1)%
3M Co.	(4,572)	(682,234)
Honeywell International, Inc.	(4,718)	(1,049,047)
		(1,731,281)
Insurance - (2.4)%
Arthur J Gallagher & Co.	(12,122)	(3,482,044)
Selective Insurance Group, Inc.	(3,175)	(247,555)
		(3,729,599)
IT Services - (1.2)%
Accenture PLC - Class A	(7,248)	(1,935,941)

SEG Partners Long/Short Equity Fund

Schedule of Investments (continued)
Securities Sold Short
July 31, 2025 (Unaudited)

COMMON STOCKS - (55.8)% (continued)	Shares	Value
Life Sciences Tools & Services - (2.3)%
Repligen Corp.	(12,792)	$(1,497,559)
West Pharmaceutical Services, Inc.	(8,522)	(2,038,974)
		(3,536,533)
Machinery - (5.8)%
Allison Transmission Holdings, Inc.	(10,671)	(961,137)
Caterpillar, Inc.	(2,370)	(1,038,107)
Dover Corp.	(8,851)	(1,603,270)
Illinois Tool Works, Inc.	(3,986)	(1,020,296)
Nordson Corp.	(6,783)	(1,452,987)
PACCAR, Inc.	(19,005)	(1,876,934)
Snap-on, Inc.	(3,157)	(1,013,997)
		(8,966,728)
Media - (1.3)%
Omnicom Group, Inc.	(14,498)	(1,044,581)
Trade Desk, Inc. - Class A	(10,484)	(911,689)
		(1,956,270)
Metals & Mining - (0.5)%
BHP Group Ltd. - ADR	(6,810)	(345,063)
Rio Tinto PLC - ADR	(7,486)	(447,438)
		(792,501)
Oil, Gas & Consumable Fuels - (2.6)%
Texas Pacific Land Corp.	(4,235)	(4,100,031)
Pharmaceuticals - (0.5)%
Eli Lilly & Co.	(393)	(290,848)
Novo Nordisk AS	(9,786)	(472,050)
		(762,898)
Professional Services - (0.1)%
Amentum Holdings, Inc.	(1)	(19)
Jacobs Solutions, Inc.	(1,418)	(201,172)
		(201,191)
Semiconductors & Semiconductor Equipment - (1.7)%
Infineon Technologies AG	(32,448)	(1,286,281)
ON Semiconductor Corp.	(25,332)	(1,427,711)
		(2,713,992)
Software - (0.9)%
BILL Holdings, Inc.	(11,461)	(491,104)
Palantir Technologies, Inc. - Class A	(2,017)	(319,392)
Procore Technologies, Inc.	(8,889)	(636,719)
		(1,447,215)
Specialty Retail - (4.3)%
AutoZone, Inc.	(794)	(2,992,094)
Floor & Decor Holdings, Inc. - Class A	(16,819)	(1,289,008)
O'Reilly Automotive, Inc.	(8,305)	(816,548)
Ulta Beauty, Inc.	(1,462)	(752,945)
Wayfair, Inc. - Class A	(13,090)	(859,227)
		(6,709,822)

SEG Partners Long/Short Equity Fund

Schedule of Investments (continued)
Securities Sold Short
July 31, 2025 (Unaudited)

COMMON STOCKS - (55.8)% (continued)	Shares	Value
Textiles, Apparel & Luxury Goods - (0.5)%
Lululemon Athletica, Inc.	(1,444)	$(289,566)
Ralph Lauren Corp.	(1,631)	(487,261)
		(776,827)
Trading Companies & Distributors - (1.9)%
United Rentals, Inc.	(1,028)	(907,663)
Watsco, Inc.	(2,334)	(1,052,354)
WESCO International, Inc.	(5,168)	(1,069,569)
		(3,029,586)
TOTAL COMMON STOCKS (Proceeds $85,876,080)		(87,022,566)

REAL ESTATE INVESTMENT TRUSTS - COMMON - (0.2)%	Shares	Value
Specialized REITs - (0.2)%
Iron Mountain, Inc.	(3,801)	(370,065)
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Proceeds $359,569)		(370,065)
TOTAL SECURITIES SOLD SHORT - (56.0)% (Proceeds $86,235,649)		(87,392,631)

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

SEG Partners Long/Short Equity Fund

Schedule of Investments (continued)
Total Return Swap Contracts
July 31, 2025 (Unaudited)

SEG Partners Long/Short Equity Fund
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Aritzia, Inc.	Goldman Sachs	Receive	EFFR + 0.50%	Termination	05/04/2026	$1,686,299	$550,328
Aritzia, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	06/09/2026	277,621	62,849
Aritzia, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	06/15/2026	87,161	11,596
Aritzia, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	07/03/2026	161,763	13,368
Aritzia, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/03/2026	136,806	5,045
Bio-Rad Laboratories, Inc.	Goldman Sachs	Receive	EFFR + 0.50%	Termination	05/04/2026	1,100,631	(24,229)
Bio-Rad Laboratories, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	07/01/2026	46,938	2,572
Bio-Rad Laboratories, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	07/07/2026	102,587	7,483
Bio-Rad Laboratories, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/03/2026	143,718	(223)
BJ's Wholesale Club Holdings, Inc.	Goldman Sachs	Receive	EFFR + 0.50%	Termination	05/04/2026	2,792,477	(286,297)
BJ's Wholesale Club Holdings, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	05/05/2026	395,960	(53,154)
BJ's Wholesale Club Holdings, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	05/11/2026	63,540	(5,352)
BJ's Wholesale Club Holdings, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	06/15/2026	133,010	(6,717)
BJ's Wholesale Club Holdings, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	07/30/2026	147,942	(3,991)
BJ's Wholesale Club Holdings, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/03/2026	133,010	(3,112)
BJ's Wholesale Club Holdings, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/18/2026	155,991	1,739
Brunello Cucinelli SpA	Goldman Sachs	Receive	EFFR + 0.50%	Termination	05/06/2026	3,454,306	(110,458)
Brunello Cucinelli SpA	Goldman Sachs	Receive	EFFR + 0.40%	Termination	05/20/2026	77,015	308
Brunello Cucinelli SpA	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/03/2026	61,342	(6,158)
BWX Technologies, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	06/15/2026	69,432	19,962
BWX Technologies, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	06/16/2026	311,608	89,242
BWX Technologies, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	06/23/2026	103,920	29,625
BWX Technologies, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	06/24/2026	373,596	79,049
BWX Technologies, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	06/30/2026	88,879	13,960
BWX Technologies, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	07/07/2026	166,363	25,787
BWX Technologies, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	07/14/2026	164,540	13,577
BWX Technologies, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	07/21/2026	79,763	4,958
BWX Technologies, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/03/2026	91,614	4,879
BWX Technologies, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/18/2026	334,702	25,477
BWX Technologies, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/31/2026	399,728	10,956
BWX Technologies, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	09/01/2026	80,523	1,037
CAE, Inc.	Goldman Sachs	Receive	EFFR + 0.50%	Termination	05/04/2026	1,466,699	172,039
CAE, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/03/2026	44,421	(928)
Casey's General Stores, Inc.	Goldman Sachs	Receive	EFFR + 0.50%	Termination	05/04/2026	402,581	60,299
Casey's General Stores, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	05/05/2026	504,526	71,433
Casey's General Stores, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/03/2026	61,895	1,204
Clean Harbors, Inc.	Goldman Sachs	Receive	EFFR + 0.50%	Termination	05/04/2026	1,955,572	279,969
Clean Harbors, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	06/02/2026	153,984	12,099
Clean Harbors, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	06/10/2026	74,752	2,551
Clean Harbors, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/03/2026	68,385	1,374
Cloudflare, Inc.	Goldman Sachs	Receive	EFFR + 0.50%	Termination	05/04/2026	50,466	22,623
Cloudflare, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	05/11/2026	414,737	210,596
Cloudflare, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	05/27/2026	523,146	223,174
Cloudflare, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	06/02/2026	124,193	48,701
Cloudflare, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	06/03/2026	83,072	32,747
Cloudflare, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	06/10/2026	120,039	41,141
Cloudflare, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/03/2026	56,281	3,145
Cloudflare, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/31/2026	404,561	13,177
Cloudflare, Inc.	Goldman Sachs	Receive	0.00%	Termination	09/01/2026	412,938	0
Core & Main, Inc.	Goldman Sachs	Receive	EFFR + 0.50%	Termination	05/04/2026	6,796,688	1,493,179
Core & Main, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	05/05/2026	103,415	30,803
Core & Main, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/03/2026	701,440	33,892
Crane Co.	Goldman Sachs	Receive	EFFR + 0.50%	Termination	05/04/2026	2,365,489	471,960
Crane Co.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	05/05/2026	102,192	28,688
Crane Co.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	05/11/2026	104,345	32,778
Crane Co.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/03/2026	125,489	3,119
Dick's Sporting Goods, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	07/27/2026	392,563	9,999

SEG Partners Long/Short Equity Fund

Schedule of Investments (continued)
Total Return Swap Contracts
July 31, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Dick's Sporting Goods, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/03/2026	$110,831	$2,444
Dick's Sporting Goods, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/25/2026	152,710	(2,956)
EMCOR Group, Inc.	Goldman Sachs	Receive	EFFR + 0.50%	Termination	05/04/2026	6,461,892	2,530,742
EMCOR Group, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	06/16/2026	101,026	25,936
EMCOR Group, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	07/01/2026	58,984	14,426
EMCOR Group, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	07/07/2026	151,225	33,346
EMCOR Group, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	07/30/2026	86,594	12,161
EMCOR Group, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/03/2026	330,060	48,936
Entegris, Inc.	Goldman Sachs	Receive	EFFR + 0.50%	Termination	05/04/2026	1,279,840	(146,239)
Entegris, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	05/05/2026	67,789	(7,498)
Entegris, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	05/11/2026	70,928	10,524
Entegris, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	05/27/2026	79,558	3,171
Entegris, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/03/2026	112,590	(2,391)
ITT, Inc.	Goldman Sachs	Receive	EFFR + 0.50%	Termination	05/04/2026	7,001,502	1,565,056
ITT, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	05/05/2026	218,399	69,057
ITT, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/03/2026	348,418	24,518
Kirby Corp.	Goldman Sachs	Receive	EFFR + 0.50%	Termination	05/04/2026	3,542,387	(195,466)
Kirby Corp.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	07/07/2026	31,452	(6,172)
Kirby Corp.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/03/2026	165,458	(32,373)
Kirby Corp.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/25/2026	64,048	(14,768)
Kirby Corp.	Goldman Sachs	Receive	0.00%	Termination	09/01/2026	547,392	0
KKR & Co., Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	05/12/2026	478,730	139,071
KKR & Co., Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	05/27/2026	181,319	39,176
KKR & Co., Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	06/15/2026	97,036	12,507
KKR & Co., Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	06/16/2026	167,248	18,667
KKR & Co., Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/03/2026	57,166	5,262
LPL Financial Holdings, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/25/2026	165,811	7,975
LPL Financial Holdings, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	09/01/2026	318,563	536
Markel Group, Inc.	Goldman Sachs	Receive	EFFR + 0.50%	Termination	05/04/2026	6,488,785	401,220
Markel Group, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	06/16/2026	76,315	2,518
Markel Group, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	06/24/2026	84,348	5,435
Markel Group, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	06/30/2026	467,932	20,159
Markel Group, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	07/01/2026	46,191	1,636
Markel Group, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/03/2026	411,699	2,998
Markel Group, Inc.	Goldman Sachs	Receive	0.00%	Termination	09/01/2026	78,726	0
Middleby Corp.	Goldman Sachs	Receive	EFFR + 0.50%	Termination	05/04/2026	6,071,974	(405,264)
Middleby Corp.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/03/2026	542,177	3,705
Morningstar, Inc.	Goldman Sachs	Receive	EFFR + 0.50%	Termination	05/04/2026	5,812,019	(593,310)
Morningstar, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/03/2026	213,427	(28,027)
Morningstar, Inc.	Goldman Sachs	Receive	0.00%	Termination	09/01/2026	159,429	0
Nasdaq, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	06/30/2026	685,279	92,329
Nasdaq, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	07/01/2026	168,962	21,821
Nasdaq, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	07/07/2026	590,021	69,101
Nasdaq, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	07/13/2026	168,193	17,370
Nasdaq, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	07/17/2026	244,014	22,805
Nasdaq, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	07/21/2026	83,327	8,091
Nasdaq, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	07/27/2026	583,671	45,428
Nasdaq, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	07/30/2026	89,485	6,351
Nasdaq, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/03/2026	150,007	10,437
Nasdaq, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/07/2026	332,440	19,622
Nasdaq, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/11/2026	86,117	5,869
Nasdaq, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/18/2026	332,055	23,711
Nasdaq, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/19/2026	249,498	14,119
Nasdaq, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/25/2026	741,952	21,957
Nasdaq, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/31/2026	402,200	3,184
Nasdaq, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	09/01/2026	79,863	729
Polaris, Inc.	Goldman Sachs	Receive	EFFR + 0.50%	Termination	05/04/2026	162,010	35,417
Polaris, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	05/11/2026	110,000	44,112

SEG Partners Long/Short Equity Fund

Schedule of Investments (continued)
Total Return Swap Contracts
July 31, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Polaris, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	05/12/2026	$71,058	$27,058
Polaris, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	06/30/2026	293,068	73,686
Polaris, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/03/2026	2,487	580
QXO, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	07/17/2026	338,272	2,809
QXO, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	07/21/2026	489,524	(49,945)
QXO, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	07/27/2026	194,883	(27,883)
QXO, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	07/28/2026	194,442	(17,966)
QXO, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/03/2026	83,811	(5,968)
QXO, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/19/2026	71,574	(7,425)
QXO, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/25/2026	76,910	(8,470)
Service Corp. International/US	Goldman Sachs	Receive	EFFR + 0.50%	Termination	05/04/2026	5,145,660	(365,154)
Service Corp. International/US	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/03/2026	193,827	(14,144)
Service Corp. International/US	Goldman Sachs	Receive	EFFR + 0.40%	Termination	09/01/2026	314,168	(2,259)
Shopify, Inc.	Goldman Sachs	Receive	EFFR + 0.50%	Termination	05/04/2026	584,530	215,419
Shopify, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	05/11/2026	412,459	148,172
Shopify, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	05/12/2026	1,398,816	421,136
Shopify, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	05/27/2026	200,547	44,126
Shopify, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	06/24/2026	91,902	13,984
Shopify, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	07/07/2026	44,851	5,727
Shopify, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	07/30/2026	158,140	7,045
Shopify, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/03/2026	141,030	8,592
Shopify, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/11/2026	244,664	15,844
Shopify, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/18/2026	76,992	(767)
Shopify, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/31/2026	234,888	(9,634)
SouthState Corp.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/18/2026	29,852	(1,069)
SouthState Corp.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/19/2026	14,973	(720)
SouthState Corp.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/24/2026	15,067	(660)
SouthState Corp.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/25/2026	90,027	(3,628)
SouthState Corp.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/26/2026	15,067	(606)
SouthState Corp.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/31/2026	15,161	(778)
SouthState Corp.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	09/01/2026	46,237	(1,641)
St Joe Co.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	07/07/2026	33,381	2,915
St Joe Co.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	07/10/2026	16,463	1,355
St Joe Co.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	07/13/2026	16,413	1,149
St Joe Co.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	07/14/2026	31,815	1,819
St Joe Co.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	07/20/2026	16,261	1,156
St Joe Co.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	07/27/2026	16,211	854
St Joe Co.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	07/28/2026	16,110	734
St Joe Co.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/03/2026	25,301	790
St Joe Co.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/11/2026	31,866	590
St Joe Co.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/18/2026	30,603	(549)
St Joe Co.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/25/2026	86,810	(1,506)
St Joe Co.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/26/2026	23,937	(413)
St Joe Co.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	09/01/2026	147,460	(1,990)
Swatch Group AG	Goldman Sachs	Receive	EFFR + 0.50%	Termination	05/06/2026	465,156	34,004
United States Lime & Minerals, Inc.	Goldman Sachs	Receive	EFFR + 0.50%	Termination	05/04/2026	622,275	48,741
United States Lime & Minerals, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	06/10/2026	35,948	(55)
United States Lime & Minerals, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	06/16/2026	35,948	(1,603)
United States Lime & Minerals, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/03/2026	72,793	(178)
United States Lime & Minerals, Inc.	Goldman Sachs	Receive	0.00%	Termination	09/01/2026	84,517	0
Victory Capital Holdings, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/18/2026	33,352	2,240
Victory Capital Holdings, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/19/2026	15,091	(545)
Victory Capital Holdings, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/24/2026	15,643	(12)
Victory Capital Holdings, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/25/2026	94,820	157
Victory Capital Holdings, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/26/2026	15,574	(240)
Victory Capital Holdings, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/31/2026	15,505	(538)
Victory Capital Holdings, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	09/01/2026	46,790	(1,149)
Watches of Switzerland Group PLC	Goldman Sachs	Receive	EFFR + 0.50%	Termination	05/05/2026	600,385	(101,941)

SEG Partners Long/Short Equity Fund

Schedule of Investments (continued)
Total Return Swap Contracts
July 31, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Watches of Switzerland Group PLC	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/03/2026	$7,363	$(1,570)
Watches of Switzerland Group PLC	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/12/2026	72,267	(7,527)
White Mountains Insurance Group Ltd.	Goldman Sachs	Receive	EFFR + 0.50%	Termination	05/04/2026	720,483	(66,422)
White Mountains Insurance Group Ltd.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/03/2026	28,605	(198)
WisdomTree, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/18/2026	32,458	1,251
WisdomTree, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/19/2026	15,951	335
WisdomTree, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/24/2026	15,990	276
WisdomTree, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/25/2026	198,732	(1,834)
WisdomTree, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/26/2026	15,168	(539)
WisdomTree, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	08/31/2026	15,420	(488)
WisdomTree, Inc.	Goldman Sachs	Receive	EFFR + 0.40%	Termination	09/01/2026	46,936	(777)
							$8,176,794

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
GSCBCORD	Goldman Sachs	Pay	EFFR + (0.15)%	Termination	08/26/2026	$(855,564)	$32,611
GSCBCORD	Goldman Sachs	Pay	EFFR + (0.15)%	Termination	09/01/2026	(235,856)	2,372
GSCBFLAG	Goldman Sachs	Pay	EFFR + (0.10)%	Termination	08/11/2026	(5,720,337)	416,992
GSCBFLAG	Goldman Sachs	Pay	OBFR + (0.10)%	Termination	08/17/2026	(145,433)	9,314
GSCBNRSI	Goldman Sachs	Pay	EFFR + 0.32%	Termination	07/21/2026	(348,661)	(33,907)
GSCBOZVT	Goldman Sachs	Pay	EFFR + (0.32)%	Termination	07/28/2026	(14,624,418)	(197,059)
GSCBSCHN INDEX	Goldman Sachs	Pay	EFFR + (0.20)%	Termination	05/04/2026	(1,197,544)	(160,423)
GSCBSHLC	Goldman Sachs	Pay	EFFR + 0.40%	Termination	07/14/2026	(606,135)	34,949
GSCBSLTC	Goldman Sachs	Pay	EFFR + 0.40%	Termination	07/14/2026	(845,342)	(90,966)
GSCBSLTC	Goldman Sachs	Pay	EFFR + (0.33)%	Termination	08/03/2026	(16,934)	(685)
JPSEETRS	J.P. Morgan Securities, Inc.	Pay	OBFR + 0.05%	Termination	08/28/2026	(942,128)	31,507
MSSEALCO	Morgan Stanley	Pay	EFFR + 0.15%	Termination	05/26/2026	(890,111)	108,434
MSSEALCO	Morgan Stanley	Pay	EFFR	Termination	06/16/2026	(131,268)	16,851
MSSEALCO	Morgan Stanley	Pay	EFFR + 0.15%	Termination	06/30/2026	(337,212)	30,121
MSSEALCO	Morgan Stanley	Pay	EFFR	Termination	07/09/2026	(220,676)	3,940
MSSEALCO	Morgan Stanley	Pay	EFFR	Termination	07/27/2026	(155,900)	(4,128)
MSSEALCO	Morgan Stanley	Pay	EFFR + (0.15)%	Termination	08/03/2026	(4,287)	(6)
MSSEMEDI	Morgan Stanley	Pay	EFFR + 0.15%	Termination	07/10/2026	(1,590,792)	100,586
MSSEMEDI	Morgan Stanley	Pay	EFFR + (0.15)%	Termination	08/03/2026	(22,915)	404
UBSEPCSB	UBS AG	Pay	OBFR + (0.15)%	Termination	08/07/2026	(1,180,856)	(7,768)
UBSERBS2	UBS AG	Pay	OBFR + (0.15)%	Termination	08/03/2026	(583,246)	36,142
UBSERBS2	UBS AG	Pay	OBFR + (0.15)%	Termination	08/10/2026	(294,139)	17,171
UBSERBS2	UBS AG	Pay	OBFR + (0.15)%	Termination	08/17/2026	(72,603)	4,577
							$351,027
Net Unrealized Appreciation (Depreciation)							$8,527,821
There are no upfront payments or receipts associated with total return swaps in the Fund as of July 31, 2025.
OBFR - Overnight Bank Funding Rate was 0.00% as of July 31, 2025.
EFFR - Effective Federal Funds Rate was 4.33% as of July 31, 2025.

SEG Partners Long/Short Equity Fund

Schedule of Investments (continued)
July 31, 2025 (Unaudited)

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

SEG Partners Long/Short Equity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$130,470,329	–	–	$130,470,329
Purchased Options	3,407,784	–	–	3,407,784
Total Investments	133,878,113	–	–	133,878,113
Other Financial Instruments:
Total Return Swaps*	–	11,666,638	–	11,666,638
Total Other Financial Instruments	–	11,666,638	–	11,666,638
Liabilities:
Investments:
Common Stocks	$(87,022,566)	–	–	$(87,022,566)
Real Estate Investment Trusts - Common	(370,065)	–	–	(370,065)
Total Investments	(87,392,631)	–	–	(87,392,631)
Other Financial Instruments:
Total Return Swaps*	–	(3,138,817)	–	(3,138,817)
Total Other Financial Instruments	$–	$(3,138,817)	$–	$(3,138,817)
* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of July 31, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.